Income Taxes - Schedule of Income Tax Disaggregated by Foreign Taxes and PRC EIT (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Income Tax Disaggregated by Foreign Taxes and PRC EIT
Chinese mainland EIT taxes	¥ 24
non-Chinese mainland EIT taxes
Total income taxes paid	¥ 24